Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits

22. Employee benefits

	2024	2023	2022
Salaries	2,022,122	2,388,362	2,948,075
Pension costs	210,643	191,942	278,802
Other social benefits	304,713	326,937	307,871
Share based payments costs	532,081	422,275	358,952
Other personnel expenditures	19,873	11,129	2,119
Recharged to related party	(661,308)	-	-
Total employee benefits	2,428,124	3,340,645	3,895,819
Employee benefits attributable to continuing operations	2,428,124	2,497,446	2,169,043
Employee benefits attributable to discontinued operations	-	843,199	1,726,776

Benefit plans

The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.00% in 2022, 1.00% in 2023 and 1.25% in 2024.

The assets are invested by the collective foundation to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

For accounting purposes under IFRS Accounting Standards, the plan is treated as a defined benefit plan.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation
	2024	2023
Defined benefit obligation at January 1	4,682,328	3,831,111
Service costs	199,996	181,526
Plan participants’ contribution	147,419	145,659
Interest cost	65,794	84,740
Actuarial losses	543,293	116,706
Benefits paid through pension assets	281,245	(87,876)
Exchange differences	(379,044)	410,462
Defined benefit obligation at December 31	5,541,031	4,682,328

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2024, is 18.5 years (2023: 17.7 years).

Change in fair value of plan assets

	2024	2023
Fair value of plan assets at January 1	4,270,411	3,467,685
Interest income	62,081	79,925
Return on plan assets excluding interest income	292,846	151,389
Employer contributions	147,419	145,659
Plan participants’ contributions	147,419	145,659
Benefits paid through pension assets	281,245	(87,876)
Administration expense	(4,836)	(5,602)
Exchange differences	(339,629)	373,572
Fair value of plan assets at December 31	4,856,956	4,270,411

Expected employer and plan participants’ contributions to the plan for the annual reporting period 2025 are $125,061 each.

	December 31,	December 31,
	2024	2023
Present value of funded defined benefit obligation	5,541,031	4,682,328
Fair value of plan assets	(4,856,956)	(4,270,411)
Net defined benefit liability	684,075	411,917

Defined Benefit Cost
	2024	2023	2022
Service cost	199,996	181,526	268,415
Net interest expense	3,713	4,815	1,649
Administration expense	4,836	5,602	5,622
Total defined costs for the year recognized in profit or loss	208,545	191,943	275,686

Remeasurement of the Defined Benefit Liability
	2024	2023	2022
Actuarial loss (gain) arising from changes in financial assumptions	526,541	275,194	(918,158)
Actuarial loss (gain) arising from experience adjustments	16,753	(154,142)	(57,377)
Actuarial gain arising from demographic assumptions	-	(4,346)	-
Return on plan assets excluding interest income	(292,846)	(151,389)	513,465
Total defined benefit cost for the year recognized in the other comprehensive income	250,448	(34,683)	(462,070)

Assumptions
	2024	2023	2022
Discount rate	0.97%	1.50%	2.20%
Future salary increases	0.85%	1.35%	1.60%
Pension indexation	0.00%	0.00%	0.00%
	BVG2020	BVG2020	BVG2020

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2024	2023
Change in assumption	0.25% increase	0.25% increase
Discount rate	(215,905)	(167,962)
Salary increase	(29,210)	(27,273)
Pension indexation	121,376	93,275
Change in assumption	+1 year	+1 year
Life expectancy	105,460	75,321

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as that used in calculating the pension liability recorded on consolidated balance sheets. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.